Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Change in Asset Retirement Obligation	The following summarizes the changes in asset retirement obligations in 2012:

(In thousands)
Beginning balance	$—
Acquisition of Credo	1,255
Accretion expense	26
Additions	79
$1,360

Schedule of Property, Plant and Equipment
We depreciate these assets using the straight-line method over their estimated useful lives as follows:

	Estimated	Carrying Value Year-End
	Useful Lives	2012	2011
		(In thousands)
Buildings and building improvements	10 to 40 years	$4,835	$4,916
Property and equipment	2 to 10 years	5,745	5,426
		10,580	10,342
Less: accumulated depreciation		(5,721)	(5,164)
		$4,859	$5,178